GOODWILL AND INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2025
GOODWILL AND INTANGIBLE ASSETS, NET
Schedule of the Carrying Amount of Goodwill by Reporting Unit

	Overseas art study	Other Educational
	services	Services	Consolidate
	RMB	RMB	RMB
Balance as of December 31, 2024	177,581,176	18,708,316	196,289,492
Less: Goodwill impairment	(29,848,577)	(4,060,142)	(33,908,719)
Balance as of December 31,2025	147,732,599	14,648,174	162,380,773

Summary of Company's Intangible Assets

	As of December 31, 2025
				Weighted
	Gross	Accumulated	Net	average
	carrying	amortization	carrying	amortization
	amount	/deduction	amount	period
	RMB	RMB	RMB	Years
Trademark (i)	84,000,000	(51,608,333)	32,391,667	10
Non-compete arrangements (ii)	56,000,000	(56,000,000)	—	6
Software	1,654,860	(1,564,014)	90,846	10
Total intangible assets	141,654,860	(109,172,347)	32,482,513	—

				Weighted
	Gross	Accumulated	Net	average
	carrying	amortization	carrying	amortization
	amount	/deduction	amount	period
	RMB	RMB	RMB	Years
Trademark (i)	84,000,000	(43,208,333)	40,791,667	10
Non-compete arrangements (ii)	56,000,000	(50,555,556)	5,444,444	6
Software	1,565,195	(1,536,392)	28,803	10
Total intangible assets	141,565,195	(95,300,281)	46,264,914	—
(i)	Trademark was recorded as a result of the acquisition of Huanqiuyimeng businesses.
(ii)	Non-compete arrangements were recorded as a result of the acquisition of Huanqiuyimeng businesses.

Summary of Total Amortization Expense Recognized

	Years ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
General and administrative	17,257,737	17,674,404	13,872,066

Schedule of Estimated Amortization Expense

As of December 31, 2025, the estimated amortization expense for the next five years and thereafter are as follows:

December 31
RMB
2026	8,416,873
2027	8,408,966
2028	8,408,966
2029	5,117,300
2030	508,966
Thereafter	1,621,442
Total estimated amortization expense	32,482,513